STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (201,239)	$ 4	$ (3,835)	$ (404,551)	$ (408,386)	$ (609,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase / (Decrease) in accounts payable			(3,665)	12,350	12,435
Stock based compensation	13,905					13,905
Increase in accounts payable and accrued expenses	13,401	(4)				25,837
NET CASH USED IN OPERATING ACTIVITIES	(173,933)	0	(3,750)	(392,201)	(395,951)	(569,883)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for deposit on acquisition	(25,000)			(40,000)	(40,000)	(65,000)
NET CASH USED IN INVESTING ACTIVITIES	(25,000)	0		(40,000)	(40,000)	(65,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of convertible debentures	75,000					75,000
Proceeds from sale of common stock	88,634			467,500	471,250	559,884
NET CASH PROVIDED BY FINANCING ACTIVITIES	163,634	0		467,500	471,250	634,884
INCREASE (DECREASE) IN CASH	(35,299)	0	(3,750)	35,299	35,299	1
CASH, BEGINNING OF PERIOD	35,299		3,750
CASH, END OF PERIOD				35,299	35,299
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid